Commitments and Contingencies Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Agreement with Magna

On January 28, 2019, the Company's general assembly approved the extension of the research and development services agreement with Magna for software development in the area of ADAS. Within the framework of the specific program and subject to the conditions prescribed in the agreement, Magna will provide research and development services for 12 months with an option to extend the agreement for two periods. According to the agreement, the monthly payment to Magna for the research and development services will not exceed NIS 235 (approximately USD 65).

B.	Israel Innovation Authority

The Company obtained grants from the Israel Innovation Authority ("IIA") for participation in research and development for the years 2011 through 2013, and, in return, the Company is obligated to pay royalties amounting to 3%-5% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of LIBOR per annum.

Through the years ended December 31, 2018, 2017 and 2016 total grants obtained amounted to USD 567, USD 613 and USD 553, respectively.

The refund of the grants is contingent upon the successful outcome of the Company's research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the government on a project-by-project basis. If the project fails, the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.

C.	Lease Facilities and Cars

On September 1, 2018 the Company entered into an office lease agreement, instead of the old offices, which will end on March 31, 2021. The Company has an option to extend the lease agreement for an additional period of 36 months. According to the lease agreement, the monthly payment is approximately USD 23.

The Company also leases vehicles under various operating leases, which expire on various dates, the latest of which is in 2021.

Future minimum lease payment for all existing operating lease as of December 31, 2018 are as follows:

USD In Thousands
2019	412
2020	373
2021	90
Total	875